Leases - Schedule of Operating Leases Lessee Maturities (Details) $ in Thousands	Sep. 30, 2026 USD ($)
Lessor, Operating Lease, Payment to be Received, Recognized
2026 (Remaining 3 Months)	$ 6,306
2027	17,043
2028	15,392
2029	13,837
2030	8,426
2031 and thereafter	20,956
Total	$ 81,960